                    [Van Kampen Investments Inc. Letterhead]



                                                                          497(j)


                                                    May 3, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Van Kampen Equity and Income Fund --
         Rule 497(j) Filing (File Nos. 2-15957
         and 811-919)

Ladies and Gentlemen:

         Van Kampen Equity and Income Fund filed via EDGAR on April 28, 2005 an electronically signed copy of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The final Statement of Additional Information will be filed via EDGAR under separate cover.

         Should the staff have any questions regarding the foregoing, please call the undersigned at (630) 684-6301 or Kim Lombardo at (312) 407-0768.


                                           Very truly yours,

                                           /s/ Elizabeth Nelson
                                           ----------------------
                                           Elizabeth Nelson
                                           Assistant Secretary